                          THE PARKSTONE GROUP OF FUNDS
                              INSTITUTIONAL SHARES

GROWTH FUNDS                                         INCOME FUNDS
Parkstone Small Capitalization Fund                  Parkstone Bond Fund
Parkstone Mid Capitalization Fund                    Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund                  Parkstone Intermediate Government
Parkstone International Discovery Fund                  Obligations Fund
                                                     Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                              MONEY MARKET FUNDS
Parkstone Conservative Allocation Fund               Parkstone Prime Obligations Fund
Parkstone Balanced Allocation Fund                   Parkstone U.S. Government Obligations Fund
Parkstone Aggressive Allocation Fund                 Parkstone Treasury Fund
Parkstone Equity Income Fund                         Parkstone Tax-Free Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

-------------------------------------------------------------------------------


                        SUPPLEMENT DATED APRIL 29, 1997
                      TO PROSPECTUS DATED OCTOBER 8, 1996
              AS SUPPLEMENTED OCTOBER 16, 1996, DECEMBER 20, 1996,
                      FEBRUARY 25, 1997 AND APRIL 24, 1997

1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.

2. On page 9 of the Prospectus in the table under the heading "Annual Fund Operating Expenses", the fees and expenses for the Large Capitalization Fund are revised as follows:

                                                                                   TOTAL
                                                    MANAGEMENT  12b-1    OTHER   OPERATING
                                                        FEES    FEES   EXPENSES   EXPENSES
                                                    ----------  -----  --------  ---------
     Large Capitalization Fund.....................     0.80%   0.00%    0.33%     1.13%

3. Also on page 9 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 0.35% and 1.15%, respectively.

4. On page 10 of the Prospectus, in the tables under the heading "Expense Examples," the expenses for the Large Capitalization Fund, rounded to the nearest dollar on a $1,000 investment in Institutional Shares, assuming
     (1) 5% annual return and (2) redemption at the end of each time period, are revised as follows:

                                                                                     1 YEAR            3 YEARS
                                                                                     ------            -------
     Large Capitalization Fund..................................................       $12               $36


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

5. The Prospectus for The Parkstone Treasury Fund is hereby amended to remove the ability of the Fund to engage in the lending of portfolio securities. Consequently, the first sentence of the section of the Prospectus entitled "RISK FACTORS AND INVESTMENT TECHNIQUES - Lending Portfolio Securities" (page 49 of the Prospectus) is amended as follows:

         In order to generate additional income, each Fund except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities.

6. On page 51 of the Prospectus, the first two paragraphs under the heading "MANAGEMENT OF THE FUNDS-Trustees" are revised as follows:

         Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The Trustees of the Group are John B. Rapp* (Chairman), Robert M. Beam, Lawrence D. Bryan, Adrian Charles Edwards and George R. Landreth*. The addresses and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information. The Trustees designated with an asterisk (*) are considered to be "interested persons" of the Group as defined in the 1940 Act.

7. On page 51 of the Prospectus, add the following sentence after the last paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees":

         Mr. Rapp, who is an employee of First of America Bank Corporation, a bank holding company, received no compensation from the Group for acting as a Trustee.

8. On page 55 of the Prospectus, the first paragraph under the heading "Exchange Privilege" is revised as follows:

         The exchange privilege enables shareholders of Institutional Shares to acquire Institutional Shares that are offered by another Fund of the Group with a different investment objective. Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Institutional Shares, and holders of Institutional Shares may not exchange their shares for Investor B Shares.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS
                               INVESTOR A SHARES

GROWTH FUNDS                                         INCOME FUNDS
Parkstone Small Capitalization Fund                  Parkstone Bond Fund
Parkstone Mid Capitalization Fund                    Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund                  Parkstone Intermediate Government
Parkstone International Discovery Fund                  Obligations Fund
                                                     Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                              MONEY MARKET FUNDS
Parkstone Conservative Allocation Fund               Parkstone Prime Obligations Fund
Parkstone Balanced Allocation Fund                   Parkstone U.S. Government Obligations Fund
Parkstone Aggressive Allocation Fund                 Parkstone Treasury Fund
Parkstone Equity Income Fund                         Parkstone Tax-Free Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

-------------------------------------------------------------------------------


                        SUPPLEMENT DATED APRIL 29, 1997
                      TO PROSPECTUS DATED OCTOBER 8, 1996
              AS SUPPLEMENTED OCTOBER 16, 1996, DECEMBER 20, 1996,
                      FEBRUARY 25, 1997 AND APRIL 24, 1997

1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.

2. On page 10 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 1.57% and 2.62%, respectively.

3. The Prospectus for The Parkstone Treasury Fund is hereby amended to remove the ability of the Fund to engage in the lending of portfolio securities. Consequently, the first sentence of the section of the Prospectus entitled "RISK FACTORS AND INVESTMENT TECHNIQUES - Lending Portfolio Securities" (page 51 of the Prospectus) is amended as follows:

         In order to generate additional income, each Fund except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

4. On page 53 of the Prospectus, the first two paragraphs under the heading "MANAGEMENT OF THE FUNDS-Trustees" are revised as follows:

         Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The Trustees of the Group are John B. Rapp* (Chairman), Robert M. Beam, Lawrence D. Bryan, Adrian Charles Edwards and George R. Landreth*. The addresses and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information. The Trustees designated with an asterisk (*) are considered to be "interested persons" of the Group as defined in the 1940 Act.

5. On page 54 of the Prospectus, add the following sentence after the last paragraph under the heading "MANAGEMENT OF THE FUNDS - Trustees":

         Mr. Rapp, who is an employee of First of America Bank Corporation, a bank holding company, received no compensation from the Group for acting as a Trustee.

6. On page 64 of the Prospectus, the first paragraph under the heading "Exchange Privilege" is revised as follows:

         The exchange privilege enables shareholders of Investor A Shares to acquire Investor A Shares that are offered by another Fund of the Group with a different investment objective. Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Investor A Shares, and holders of Investor A Shares may not exchange their shares for Investor B Shares.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS

GROWTH FUNDS                                         INCOME FUNDS
Parkstone Small Capitalization Fund                  Parkstone Bond Fund
Parkstone Mid Capitalization Fund                    Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund                  Parkstone Intermediate Government
Parkstone International Discovery Fund                  Obligations Fund
                                                     Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                              MONEY MARKET FUNDS
Parkstone Conservative Allocation Fund               Parkstone Prime Obligations Fund
Parkstone Balanced Allocation Fund                   Parkstone U.S. Government Obligations Fund
Parkstone Aggressive Allocation Fund                 Parkstone Treasury Fund
Parkstone Equity Income Fund                         Parkstone Tax-Free Fund

TAX-FREE INCOME FUNDS
Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund

-------------------------------------------------------------------------------


                        SUPPLEMENT DATED APRIL 29, 1997
                  TO STATEMENT OF ADDITIONAL INFORMATION DATED
                       DECEMBER 30, 1996, AS SUPPLEMENTED
                      FEBRUARY 25, 1997 AND APRIL 24, 1997

1. Under the heading "MANAGEMENT OF THE GROUP - Trustees and Officers," in the table listing the Trustees of the Group, add the following information:

Name, Address                               Position(s) Held                    Principal Occupation
and Birth Date                              With The Group                      During Past 5 Years
--------------                              --------------                      -------------------
John B. Rapp*                               Chairman of the Board               From 1989 to present,
First of America Bank Corp.                 and Trustee                         Executive Vice President,
211 South Rose St.                                                              First of America Bank
Kalamazoo, Michigan 49007                                                       Corporation
November 3, 1936

2. Investors are advised that George R. Landreth no longer serves as Chairman of the Board, but has assumed the position of President of the Group.

3. Under the heading "MANAGEMENT OF THE GROUP - Trustees and Officers," in the table listing the officers of the Group, add the following information:

                                            Position(s) Held                    Principal Occupation
Name, Address and Age                       With The Group                      During Past 5 Years
---------------------                       --------------                      -------------------
Dana A. Gentile, 34                         Vice President                      From December 1987 to
BISYS Fund Services                                                             present, employee of BISYS
3435 Stelzer Road
Columbus, Ohio 43219


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Tom E. Line, 29                             Treasurer                           From January 1997 to
BISYS Fund Services                                                             present, employee of BISYS;
3435 Stelzer Road                                                               from September 1989 to
Columbus, Ohio 43219                                                            December 1996, employee
                                                                                of KPMG Peat Marwick

4. Investors are advised that Scott A. Englehart no longer serves as President of the Group, but has assumed the position of Vice President, George O. Martinez no longer serves as an officer of the Group and Timothy A. Thiebout no longer serves as Treasurer of the Group.

5. On page 16 of the Statement of Additional Information, the first sentence of the section entitled "Lending of Portfolio Securities" is amended as follows:

         In order to generate additional income, each of the Funds except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE